PARENT CORPORATION STATEMENTS (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 886	$ 945	$ 821	$ 773	$ 813	$ 859	$ 865	$ 759	$ 3,425	$ 3,296	$ 3,055
Adjustments to reconcile net income to net cash from operating activities
Stock-based compensation									164	127	96
CASH FLOWS FROM FINANCING ACTIVITIES
Treasury stock issued for deferred compensation plan									0	61	69
Treasury stock issued under stock option plans									26	33	12
Common stock issued for deferred compensation plan									143	40	0
Common stock issued for stock option plans									47	12	0
Treasury stock purchases									(736)	0	0
Cash dividends paid									(1,060)	(843)	(718)
Net change in cash									(8,256)	9,032	(4,785)
Cash equivalents and federal funds sold at beginning of year				27,151				18,119	27,151	18,119	22,904
Cash equivalents and federal funds sold at end of year	18,895				27,151				18,895	27,151	18,119
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income									3,425	3,296	3,055
Adjustments to reconcile net income to net cash from operating activities
Equity in undistributed earnings of subsidiaries									(2,214)	(2,548)	(2,428)
Stock-based compensation									164	127	96
Other									(339)	(20)	(39)
Net cash from operating activities									1,036	855	684
CASH FLOWS FROM INVESTING ACTIVITIES
Downstream cash to subsidiary									(17)	0	0
Capital Infusion from subsidiary									250	0	0
Net cash from investing activities									233	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Treasury stock issued for deferred compensation plan									0	61	69
Treasury stock issued under stock option plans									26	33	12
Common stock issued for deferred compensation plan									143	40	0
Common stock issued for stock option plans									47	12	0
Treasury stock purchases									(736)	0	0
Cash dividends paid									(1,060)	(843)	(718)
Net cash from financing activities									(1,580)	(697)	(637)
Net change in cash									(311)	158	47
Cash equivalents and federal funds sold at beginning of year				$ 407				$ 249	407	249	202
Cash equivalents and federal funds sold at end of year	$ 96				$ 407				$ 96	$ 407	$ 249